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                                                  (RIVERSOURCE INVESTMENTS LOGO)

                     PROSPECTUS SUPPLEMENT -- DEC. 1, 2007*

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
RiverSource Massachusetts Tax-Exempt Fund (Oct. 30, 2007)                                   S-6328-99 AF
RiverSource Michigan Tax-Exempt Fund (Oct. 30, 2007)                                        S-6328-99 AF
RiverSource Minnesota Tax-Exempt Fund (Oct. 30, 2007)                                       S-6328-99 AF
RiverSource Ohio Tax-Exempt Fund (Oct. 30, 2007)                                            S-6328-99 AF
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At a Special Meeting of Shareholders scheduled to be held on Jan. 29, 2008, shareholders who owned shares of the applicable fund on Nov. 30, 2007 will vote on the following proposals:

1. The merger of RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund into RiverSource Tax-Exempt High Income Fund, a fund that seeks to provide shareholders with a high yield generally exempt from federal income taxes. All of the Funds normally invest at least 80% of their assets in municipal obligations, however, unlike RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund, RiverSource Tax-Exempt High Income Fund does not seek to provide income exempt from state and local tax, and therefore may invest in a broader geographic range of the municipal securities market.

     For more information about RiverSource Tax-Exempt High Income Fund, please call 1-888-791-3380 for a prospectus.

2. To approve a change in the classification of RiverSource Minnesota Tax-Exempt Fund from a "diversified" fund to a "non-diversified" fund, as such terms are defined under the Investment Company Act of 1940, as amended.

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S-6328-4 C (12/07)
* Valid until further notice.